Pensions and other post-employment benefits - Actuarial assumptions (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Actuarial assumptions analysis
Discount rate (as a percent)	2.50%	3.50%
UNITED STATES
Actuarial assumptions analysis
Discount rate (as a percent)	2.80%	3.90%
GERMANY
Actuarial assumptions analysis
Discount rate (as a percent)	0.80%	1.60%
UNITED KINGDOM
Actuarial assumptions analysis
Discount rate (as a percent)	1.90%	2.70%
Long-term rate of improvement (as a percent)	1.50%
Defined benefit plans and post-employment benefits plans
Actuarial assumptions analysis
Discount rate (as a percent)	2.50%	3.50%
Annual rate of increase in future compensation levels (as a percent)	1.90%	1.90%
Pension growth rate (as a percent)	0.30%	0.40%
Inflation rate (as a percent)	1.90%	2.10%
Weighted average duration of defined benefit obligations	10 years	11 years
United States
Actuarial assumptions analysis
Annual rate of increase in future compensation levels (as a percent)	2.06%	2.05%
Assumed healthcare cost trend rates - assumed for next year (as a percent)	6.10%	6.30%
Assumed healthcare cost trend rates - assumed for next year (excluding post-retirement dental benefits) (as a percent)	6.20%	6.40%
Terminal growth rate (as a percent)	4.40%	4.90%
Pension
Actuarial assumptions analysis
Discount rate (as a percent)	2.80%	3.90%
Post-employment healthcare and other
Actuarial assumptions analysis
Discount rate (as a percent)	2.60%	3.70%
Post-employment group life
Actuarial assumptions analysis
Discount rate (as a percent)	2.90%	4.00%